Incentive Compensation Plans - Equity-Based Compensation Expense and 401(k) Recognized Costs (Details) (USD $)	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2009 Predecessor [Member]		Dec. 31, 2011 Rental Expense [Member] Successor [Member]	Nov. 03, 2011 Rental Expense [Member] Predecessor [Member]	Dec. 31, 2010 Rental Expense [Member] Predecessor [Member]	Dec. 31, 2009 Rental Expense [Member] Predecessor [Member]	Dec. 31, 2011 Cost of Sales [Member] Successor [Member]	Nov. 03, 2011 Cost of Sales [Member] Predecessor [Member]	Dec. 31, 2010 Cost of Sales [Member] Predecessor [Member]	Dec. 31, 2009 Cost of Sales [Member] Predecessor [Member]	Dec. 31, 2011 Selling, General and Adminstrative Expense [Member] Successor [Member]	Nov. 03, 2011 Selling, General and Adminstrative Expense [Member] Predecessor [Member]	Dec. 31, 2010 Selling, General and Adminstrative Expense [Member] Predecessor [Member]	Dec. 31, 2009 Selling, General and Adminstrative Expense [Member] Predecessor [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax equity-based compensation expense	$ 306,000 [1]	$ 492,000	$ 989,000	$ 8,234,000	$ 15,879,000	$ 81,354,000 [1]	$ 32,781,000	[1]	$ 32,506,000	[1]	$ 0	$ 4,331,000	$ 5,149,000	$ 4,974,000	$ 11,000	$ 719,000	$ 1,008,000	$ 978,000	$ 295,000	$ 76,304,000	$ 26,624,000	$ 26,554,000
Less: Income tax benefit	(118,000)					(28,953,000)	(11,130,000)		(10,851,000)
Total equity-based compensation expense, net of tax	188,000					52,401,000	21,651,000		21,655,000
401(k) recognized costs	$ 900,000					$ 9,300,000	$ 9,300,000		$ 9,500,000

[1]	Includes $55.0 million related to the acceleration of equity-based compensation expense due to immediate vesting upon the Merger.